Acquisition of STC-MEMS (Details Narrative)			9 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Mar. 23, 2017 USD ($) Employee	Mar. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Revenues, net			$ 468,032	$ 486,496	$ 254,834
Net loss			(7,532,838)	$ (9,108,240)	(5,406,167)
Pro Forma [Member]
Revenues, net			3,529,574		5,314,499
Net loss			(9,731,825)		(7,443,691)
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member]
Amount of consideration		$ 4,576,591
Inventory		96,049
Cash consideration		2,750,000
Contingent real estate liability		(1,730,542)
Fair value of the net assets acquired		$ 6,300,000
Revenues, net			3,109,542		5,059,665
Net loss			$ (1,798,419)		$ (1,503,435)
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member] | Equipment [Member] | Minimum [Member]
Useful life		3 years
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member] | Equipment [Member] | Maximum [Member]
Useful life		5 years
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member] | Building [Member]
Useful life		11 years
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member] | Pro Forma [Member]
Amount of consideration		$ 4,480,000
Cash consideration		2,840,000
Contingent real estate liability		$ (1,730,000)
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member] | Research Foundation for the State University of New York (RF-SUNY) [Member]
Number of employees | Employee		29
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member] | Research Foundation for the State University of New York (RF-SUNY) [Member] | Pro Forma [Member]
Number of employees | Employee		29
Akoustis, Inc. [Member]
Revenues, net	$ 0
Net loss	171,000
Wages and fringe benefits	$ 126,000